Recoverable taxes (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [Line Items]
Current tax assets	R$ 452,555	R$ 245,214
Current tax assets, current	452,555	245,214
Current tax assets, non-current	0	0
Prepayments of Income Taxes IRPJ and CSLL [Member]
Subclassifications of assets, liabilities and equities [Line Items]
Current tax assets	423,489	192,570
Contributions Over Revenue PIS and COFINS [Member]
Subclassifications of assets, liabilities and equities [Line Items]
Current tax assets	25,791	45,688
Taxes on service
Subclassifications of assets, liabilities and equities [Line Items]
Current tax assets	3,255	1,859
Other recoverable taxes
Subclassifications of assets, liabilities and equities [Line Items]
Current tax assets	R$ 20	R$ 5,097